Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of share capital issued
(b)
Issued

	December 31, 2025		December 31, 2024		December 31, 2023
	Number of shares	Stated Value $	Number of shares	Stated Value $	Number of shares	Stated Value $
Common shares
Balance, beginning of year	38,403,737	281,296,133	35,586,301	242,487,728	35,230,551	235,611,237
Private placement financing, net of issuance costs	9,450,000	11,964,919
Initial public offering, net of issuance costs	—	—	2,000,000	27,460,805	—	—
DSU exercise (Note 14)	962,500	15,467,160	173,958	2,733,328	25,000	400,000
RSU exercise (Note 14)	900,000	13,321,000	31,875	460,225	—	—
Option exercise (Note 14)	10,000	120,511	489,166	6,019,398	330,750	6,476,491
Warrant exercise (Note 15)	—	—	122,437	2,134,649	—	—
Purchase of shares under ELOC, net of issuance costs	3,750,000	5,999,500	—	—	—	—
Issued for equity line of credit	215,852	375,000	—	—	—	—
Balance, end of year	53,692,089	328,544,223	38,403,737	281,296,133	35,586,301	242,487,728